Expense Example (Invesco Van Kampen Harbor Fund, Class Institutional, Invesco Van Kampen Harbor Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen Harbor Fund | Class Institutional, Invesco Van Kampen Harbor Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 75
3 Years	233
5 Years	406
10 Years	$ 906